UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05565

DWS Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 1/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio      as of January 31, 2010  (Unaudited)

DWS Gold & Precious Metals Fund

	Shares	Value ($)
Common Stocks and Warrants 96.7%
Australia 8.7%
Andean Resources Ltd.* (a)	1,969,220	4,109,654
Andean Resources Ltd.* (a)	361,063	766,531
Centamin Egypt Ltd.* (a) (b)	150,000	253,104
Centamin Egypt Ltd.* (a) (b) (c)	656,933	1,118,184
Kingsgate Consolidated Ltd.	906,039	7,357,278
Mineral Deposits Ltd.*	6,120,567	4,788,483
Newcrest Mining Ltd.	855,131	23,460,041
Regis Resources Ltd.* (c)	4,595,996	2,670,976
St. Barbara Ltd.*	2,016,000	439,411
Sylvania Resources Ltd.* (a)	398,027	298,724
Sylvania Resources Ltd.* (a)	225,000	180,941

(Cost $32,768,791)		45,443,327
Bermuda 1.1%
Aquarius Platinum Ltd.* (c) (d) (Cost $8,421,739)	984,996	5,824,221
Canada 53.5%
Agnico-Eagle Mines Ltd.	358,982	18,189,618
Alamos Gold, Inc.* (e)	262,800	2,801,889
Anatolia Minerals Development Ltd.*	1,440,672	4,459,784
Barrick Gold Corp.	2,007,803	69,702,733
Bear Creek Mining Corp.*	1,041,570	3,506,806
Colossus Minerals, Inc.* (f)	631,417	2,545,155
Detour Gold Corp.*	316,007	4,146,437
Eldorado Gold Corp. (CDI)* (c)	543,040	6,519,030
Eldorado Gold Corp.*	1,508,009	17,911,353
European Goldfields Ltd.* (g)	395,946	2,010,743
Exeter Resource Corp.* (h)	372,637	2,408,157
Franco-Nevada Corp.	213,145	5,390,171
Gammon Gold, Inc.*	443,870	3,827,432
Gleichen Resources Ltd.*	2,000,000	1,630,020
Gleichen Resources Ltd. (Warrants) Expiration Date 11/12/2011*	500,000	103,091
Goldcorp, Inc. (a)	732,139	24,863,440
Goldcorp, Inc. (a)	276,367	9,366,883
Great Basin Gold Ltd.* (c)	575,776	931,581
Guyana Goldfields, Inc.* (i)	394,698	2,358,775
IAMGOLD Corp.	1,376,468	18,138,353
Kinross Gold Corp.	2,092,113	33,869,045
Kinross Gold Corp. (Warrants) Expiration Date 9/3/2013*	134,683	358,987
Lake Shore Gold Corp.*	164,367	487,480
Osisko Mining Corp.*	40,027	293,488
Pan American Silver Corp.* (j)	158,368	3,342,872
Red Back Mining, Inc.* (d)	714,311	10,735,542
Romarco Minerals, Inc.* (k)	1,410,285	1,991,611
Sandstorm Resources Ltd.*	4,095,800	2,013,494
Sandstorm Resources Ltd. (Warrants) Expiration Date 4/23/2014*	2,047,900	421,359
Silver Wheaton Corp.*	707,840	9,739,878
Ventana Gold Corp.* (l)	130,000	862,006
Yamana Gold, Inc. (a)	22,180	223,408
Yamana Gold, Inc. (a)	1,326,945	13,362,336

(Cost $246,799,541)		278,512,957
Channel Islands 3.6%
Randgold Resources Ltd. (ADR) (d) (Cost $10,349,282)	268,456	18,504,672
China 1.6%
Zijin Mining Group Co., Ltd. “H” (Cost $6,442,876)	10,000,000	8,037,145
Papua New Guinea 3.8%
Lihir Gold Ltd. (Cost $18,665,059)	8,208,947	19,886,369
Peru 2.5%
Compania de Minas Buenaventura SA (ADR) (Cost $10,079,373)	415,682	13,085,669
South Africa 12.3%
Anglo Platinum Ltd.*	27,847	2,608,027
AngloGold Ashanti Ltd.	579,358	20,822,970
AngloGold Ashanti Ltd. (ADR) (c)	81,655	2,914,267
Gold Fields Ltd.	727,300	8,354,332
Harmony Gold Mining Co., Ltd.	432,700	4,009,271
Impala Platinum Holdings Ltd.	103,238	2,632,111
Impala Platinum Holdings Ltd. (ADR)	863,450	22,026,610
Mvelaphanda Resources Ltd.*	91,890	610,208

(Cost $68,477,225)		63,977,796
United States 9.6%
Newmont Mining Corp. (c) (Cost $51,016,005)	1,167,200	50,026,192

Total Common Stocks and Warrants (Cost $453,019,891)		503,298,348
Exchange-Traded Fund 0.9%
SPDR Gold Trust* (Cost $4,090,793)	45,000	4,768,200

	Troy Ounces	Value ($)

Commodities 1.1%
Gold Bullion* (Cost $4,255,879)	5,171	5,589,785

	Shares	Value ($)

Securities Lending Collateral 4.3%
Daily Assets Fund Institutional, 0.17% (m) (n) (Cost $22,593,443)	22,593,443	22,593,443
Cash Equivalents 1.3%
Central Cash Management Fund, 0.17% (m) (Cost $6,608,269)	6,608,269	6,608,269

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $490,568,275) †	104.3	542,858,045
Other Assets and Liabilities, Net	(4.3)	(22,336,262)

Net Assets	100.0	520,521,783

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $513,258,916.  At January 31, 2010, net unrealized appreciation for all securities based on tax cost was $29,599,129.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $76,264,458 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $46,665,329.

(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	Security is listed in country of domicile. Significant business activities of company are in Egypt.
(c)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2010 amounted to $21,322,049 which is 4.1% of net assets.
(d)	Security is listed in country of domicile. Significant business activities of company are in Africa.
(e)	Security is listed in country of domicile. Significant business activities of company are in Mexico.
(f)	Security is listed in country of domicile. Significant business activities of company are in Brazil.
(g)	Security is listed in country of domicile. Significant business activities of company are in Europe.
(h)	Security is listed in country of domicile. Significant business activities of company are in Latin America.
(i)	Security is listed in country of domicile. Significant business activities of company are in Guyana.
(j)	Security is listed in country of domicile. Significant business activities of company are in Peru and Mexico.
(k)	Security is listed in country of domicile. Significant business activities of company are in Mexico and the United States.
(l)	Security is listed in country of domicile. Significant business activities of company are in Colombia.
(m)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(n)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
CDI: Chess Depositary Interest
SPDR: Standard & Poor's Depositary Receipt

At January 31, 2010, the DWS Gold & Precious Metals Fund had the following Quality Distribution:

Quality Distribution (As a % of Common Stocks and Warrants)
Group breakdown of the Fund's common stocks
Group I:
Premier producing companies	57%

Group II:
Major established producers	31%

Group III:
Junior producers with medium cost production	5%

Group IV:
Companies with some production on stream or in start-up	1%

Group V:
Primarily exploration companies with or without mineral resources	6%
100%

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals and commodity-linked derivative instruments, such as swaps, futures, and exchange traded funds. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary’s derivative positions. As of January 31, 2010, the Fund held $5,714,037 in the Subsidiary, representing 1.1% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks and Warrants
Australia	$1,884,715	$43,558,612	$—	$45,443,327
Bermuda	—	5,824,221	—	5,824,221
Canada	270,260,816	6,519,030	1,733,111	278,512,957
Channel Islands	18,504,672	—	—	18,504,672
China	—	8,037,145	—	8,037,145
Papua New Guinea	—	19,886,369	—	19,886,369
Peru	13,085,669	—	—	13,085,669
South Africa	24,940,877	39,036,919	—	63,977,796
United States	50,026,192	—	—	50,026,192
Exchange-Traded Fund	4,768,200	—	—	4,768,200
Commodities	5,589,785	—	—	5,589,785
Short-Term Investments(o)	29,201,712	—	—	29,201,712
Total	$418,262,638	$122,862,296	$1,733,111	$542,858,045

(o)	See consolidated Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stocks and Warrants
Balance as of October 31, 2009	$ —
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	(127,008)
Amortization premium/discount	—
Net purchases (sales)	1,860,119
Net transfers in (out) of Level 3	—
Balance as of January 31, 2010	$ 1,733,111
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2010	$ (127,008)

ITEM 2.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Gold & Precious Metals Fund, a series of DWS Mutual Funds, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Gold & Precious Metals Fund, a series of DWS Mutual Funds, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2010